Trade and other receivables - Changes in the ECL allowances (Details) - Trade and other receivables - Loss allowance / Impairment - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in the ECL allowances
ECL allowance as of beginning of the period	₽ (366)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(9)	₽ 5
Amounts written off	86	207
ECL allowance as end of the period	₽ (289)	(366)
Opening balance after application of IFRS 9
Changes in the ECL allowances
ECL allowance as of beginning of the period		₽ (578)